Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitment and Contigencies [Abstract]
Lease Obligations

Amount
Lease Obligations (Time Charters) for vessels to be delivered:
Year
December 31, 2019	$—
December 31, 2020	6,320
December 31, 2021	16,717
December 31, 2022	16,717
December 31, 2023	16,717
December 31, 2024 and thereafter	144,270
Total	$200,741